Income tax benefit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 904,838	$ 1,078,689
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (159,342)	$ (67,674)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(2.00%)
Nondeductible Expenses	$ (12,827)	$ (9,970)
[custom:NondeductibleExpensesPercentage]	(1.00%)	0.00%
Change In Valuation Allowance And Other	$ (732,669)	$ (290,855)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(20.00%)	(7.00%)
Income Tax Benefit	$ 0	$ 710,190
[custom:IncomeTaxBenefitPercent]	0.00%	16.00%
Deferred income tax assets
Net operating loss carry forwards	$ 38,621,421		$ 35,650,114
Property, Plant and Equipment	4,175,336		5,676,072
Other	1,582,571		1,638,122
Total deferred income tax asset	44,379,328		42,964,308
Valuation allowance	(44,232,751)		(42,958,243)
Deferred income tax assets net of valuation allowance	146,577		6,065
Deferred income tax liabilities
Other	(146,577)		(6,065)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	2,106,845
Canadian Tax Loss Carryforward Expiring 2027	3,910,031
Canadian Tax Loss Carryforward Expiring 2028	14,903,255
Canadian Tax Loss Carryforward Expiring 2029	14,123,925
Canadian Tax Loss Carryforward Expiring 2030	17,449,324
Canadian Tax Loss Carryforward Expiring 2031	19,539,203
Canadian Tax Loss Carryforward Expiring 2032	5,669,151
Canadian Tax Loss Carryforward Expiring 2033	8,241,779
Canadian Tax Loss Carryforward Expiring 2034	9,549,350
Canadian Tax Loss Carryforward Expiring 2035	13,630,993
Canadian Tax Loss Carryforward Expiring 2036	16,205,817
Canadian Tax Loss Carryforward Expiring 2037	12,221,409
Canadian Tax Loss Carryforward Expiring 2038	1,169,555
Canadian Tax Loss Carryforward Expiring 2039	3,048,196
Canadian Tax Loss Carryforward Expiring 2040	4,531,011
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	7,245,562
[custom:UsTaxLossCarryforward-0]	1,119,382
Total Us Tax Loss Carryforward	1,119,382
Total Canadian Tax Loss Carryforward	$ 153,545,406